Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	$ 306	$ 64	$ 23
United States [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	76	6	13
EMEAA [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	189
United Kingdom [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	39
Puerto Rico [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	20	52
Cemex [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Rental expense	$ 97	$ 104	$ 89